Federated Hermes Municipal High Yield Advantage Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—96.5%
		Alabama—2.5%
$ 2,000,000		Birmingham, AL Special Care Facilities Financing Authority (Children’s Hospital of Alabama), Revenue Bonds (Series 2025A), 5.250%, 6/1/2055	$ 2,089,895
2,000,000	[1]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), 6.000%, 1/1/2060	1,718,753
467,098	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2008), 0.000%, 1/1/2060	24,689
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	2,076,313
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	2,088,703
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), 5.000%, 6/1/2054	974,871
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024B), (Original Issue Yield: 4.875%), 4.750%, 12/1/2054	940,957
1,335,000	[3]	The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	1,366,688
		TOTAL	11,280,869
		Arizona—2.0%
650,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	601,187
500,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	462,451
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	1,012,298
1,000,000	[3]	Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	871,416
750,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), (Original Issue Yield: 5.220%), 5.000%, 7/1/2045	757,358
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	1,069,052
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	1,062,828
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,162,884
400,000	[3]	Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	316,952
		TOTAL	9,316,426
		Arkansas—0.3%
1,250,000	[3]	Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2022), 5.450%, 9/1/2052	1,267,301
		California—5.5%
1,445,000	[3]	California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	809,200
500,000	[3]	California Municipal Finance Authority (Clay Lacy Santa Ana, LLC), Clay Lacy Aviation Facilities - John Wayne Airport, Orange County Project (Series 2026), 6.000%, 1/1/2055	524,340
2,000,000		California Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 12/31/2043	2,027,366
2,250,000		California Municipal Finance Authority (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2023A), 4.375%, Mandatory Tender 9/1/2033	2,345,300
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,001,073
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	474,113
580,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	592,045
520,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	470,649
2,250,000	[3]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,250,087
20,000,000	[2]	Golden State, CA Tobacco Securitization Corp., Subordinate Tobacco Settlement Asset-Backed Bonds (Series 2021B-2), 0.000%, 6/1/2066	1,992,170

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 1,000,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Revenue Bonds (Series 2025A), 5.250%, 5/15/2043	$ 1,099,331
2,000,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Revenue Bonds (Series 2025E), 5.250%, 5/15/2055	2,142,182
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,009,400
1,000,000		Orange County, CA Community Facilities District No. 2023-1 (Rienda Phase 2B), Special Tax Bonds (Series 2023A), (Original Issue Yield: 5.550%), 5.500%, 8/15/2053	1,036,509
1,600,000		San Diego County, CA Regional Airport Authority, Senior Airport Revenue Bonds (Series 2025B), 5.250%, 7/1/2050	1,677,765
600,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2024A), 5.250%, 5/1/2044	647,015
3,000,000		Southern California Public Power Authority, Clean Energy II Revenue Bonds (Series 2026A), (Pacific Life Insurance Co. GTD), 5.000%, 11/1/2033	3,197,133
		TOTAL	25,295,678
		Colorado—3.0%
1,000,000		Banning Lewis Ranch Metropolitan District No. 4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,001,340
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	987,195
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,500,647
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	389,301
1,750,000		Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation), Charter School Revenue Bonds (Series 2022), 5.000%, 9/1/2057	1,662,727
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,000,509
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	978,734
750,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2023B), 5.500%, 11/15/2040	834,078
750,000		Denver, CO Health & Hospital Authority, Revenue Bonds (Series 2025A), 6.000%, 12/1/2055	798,523
170,000		Eagle County, CO Air Terminal Corporation, Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	170,316
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,500,336
1,305,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	1,360,482
735,000		Sterling Ranch, CO Community Authority Board (Sterling Ranch, CO Metropolitan District No. 4 Subdistrict-A), Limited Tax Supported and Special Revenue Refunding Improvement Bonds (Series 2024A), 6.500%, 12/1/2054	762,705
		TOTAL	13,946,893
		Connecticut—0.4%
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), 6.500%, 10/1/2055	1,037,289
1,000,000	[3]	Steel Point Infrastructure Improvement District, Steelpointe Harbor Special Obligation Revenue Bonds (Series 2024), (Original Issue Yield: 6.090%), 6.000%, 4/1/2052	1,029,393
		TOTAL	2,066,682
		Delaware—1.4%
1,600,000		Delaware EDA (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2041	1,476,669
2,090,000		Delaware Health Facilities Authority (Christiana Care Health Services), Revenue and Refunding Bonds (Series 2020A), 4.000%, 10/1/2049	1,866,902
3,000,000	[3]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	3,023,168
		TOTAL	6,366,739
		District of Columbia—1.2%
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	924,921
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	953,870
1,500,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue and Refunding Bonds (Series 2025A), 5.250%, 6/1/2050	1,600,107

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$ 2,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2024A), (Original Issue Yield: 4.530%), 4.375%, 7/15/2059	$ 1,924,761
		TOTAL	5,403,659
		Florida—11.3%
1,245,000		Alta Lakes, FL CDD, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,164,516
105,000		Arborwood, FL CDD, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	105,082
1,000,000		Ave Maria Stewardship Community District, FL (Phase 5 Master Improvements Project), Capital Improvement Revenue Bonds (Series 2025), 5.600%, 5/1/2056	990,982
1,500,000	[3]	Capital Projects Finance Authority, FL (Trilogy Community Development Foundation, Inc.), Millenia Moments Orlando Project Revenue Bonds (Series 2025A), (Original Issue Yield: 7.400%), 7.125%, 1/1/2065	1,562,171
1,000,000	[3]	Capital Trust Authority (Convivial St. Petersburg), Revenue Bond Anticipation Notes (Series 2024A), 12.000%, 10/3/2029	1,228,664
2,000,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2054	2,075,758
665,000	[3]	Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	670,102
1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	744,266
1,000,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2055	1,023,259
1,735,000	[3]	Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.970%), 6.875%, 11/15/2064	1,835,011
1,000,000	[3]	Florida Local Government Finance Commission (The Sanctuary at Village on the Isle), Revenue Bond Anticipation Notes (Series 2025A), 11.000%, 12/22/2030	1,048,572
1,000,000		Greater Orlando, FL Aviation Authority (United Airlines, Inc.), Special Purpose Airport Facilities Revenue Bonds (Series 2025), 5.500%, 11/1/2036	1,071,020
500,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.300%, 5/1/2043	540,916
1,000,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.500%, 5/1/2053	1,060,068
1,000,000		Harbor Bay, FL CDD, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	888,013
1,000,000		Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2024B), 5.500%, 10/1/2054	1,058,620
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	217,940
15,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	15,047
555,000		Lakewood Ranch, FL Stewardship District (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	473,925
1,000,000		Lakewood Ranch, FL Stewardship District (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,003,357
1,000,000		Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assement Revenue Bonds (Series 2025), (Original Issue Yield: 6.080%), 6.000%, 5/1/2056	1,048,996
750,000		Lakewood Ranch, FL Stewardship District (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	634,049
1,000,000		Lakewood Ranch, FL Stewardship District (Northeast Sector Project - Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,001,225
655,000		Lakewood Ranch, FL Stewardship District (Palm Grove Project), Special Assessment Revenue Bonds (Series 2024), (Original Issue Yield: 5.530%), 5.500%, 5/1/2055	663,844
1,000,000		Lakewood Ranch, FL Stewardship District (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.300%, 5/1/2054	1,058,666
1,075,000		Lakewood Ranch, FL Stewardship District (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,075,116
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2057	923,000
355,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2026), 6.000%, 10/1/2061	358,897
1,600,000		Lee County, FL Port Authority, Airport Revenue Bonds (Series 2024), 5.250%, 10/1/2049	1,654,779
1,000,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIA Assessment Area), Capital Improvement Revenue Bonds Phase IIA (Series 2022-2), (Original Issue Yield: 5.740%), 5.700%, 5/1/2053	1,021,306
500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.500%, 5/1/2044	525,998

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.850%, 5/1/2054	$ 516,375
805,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds Phase IIB Assessment Area (Series 2019), 4.000%, 5/1/2050	685,508
1,725,000		Miami-Dade County Industrial Development Authority (Mater Academy Foundation, Inc.), Educational Facilities Revenue Bonds (Series 2026), 5.250%, 6/15/2056	1,725,351
1,500,000		Miami-Dade County, FL Aviation Department, Aviation Revenue Bonds (Series 2025A), 5.500%, 10/1/2055	1,575,998
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 5.800%, 5/1/2043	1,042,074
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 6.000%, 5/1/2054	1,022,296
1,000,000		Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.250%, 10/1/2056	1,039,402
2,500,000		Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center), Hospital Revenue Bonds (Series 2025), (Original Issue Yield: 5.510%), 5.250%, 11/1/2055	2,515,711
1,750,000	[1,3,4,5]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	332,500
145,000	[1,4]	Reunion, FL East CDD, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	998,652
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	757,228
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,166,737
900,000		Shadowlawn, FL CDD, Special Assessment Revenue Bonds (Series 2024), 5.850%, 5/1/2054	896,796
585,000		Southern Grove, FL CDD #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	537,537
1,000,000		Sunbridge Stewardship District (Del Webb Phase 2D/3 Project), Special Assessment Revenue Bonds (Series 2026), 5.300%, 5/1/2046	1,001,482
495,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	481,794
770,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	698,756
400,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.600%), 5.550%, 5/1/2043	414,123
500,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.800%), 5.750%, 5/1/2053	506,366
900,000		Tolomato, FL CDD, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	891,513
1,000,000		Tolomato, FL CDD, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	1,003,883
1,250,000	[3]	Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.625%, 1/1/2060	1,254,198
735,000		Verandah West, FL CDD, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	735,512
1,330,000		Windward at Lakewood Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2022), 4.250%, 5/1/2052	1,129,492
		TOTAL	51,672,450
		Georgia—2.7%
2,000,000	[3]	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-2), 5.500%, 4/1/2039	2,055,145
1,985,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	2,012,961
1,000,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,000,155
3,000,000		Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue Bonds (Series 2025A), 5.000%, 7/1/2055	3,131,413
475,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	476,880
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Revenue Refunding Bonds (Series 2023A), 5.250%, 7/1/2064	1,536,208
500,000		Rockdale County, GA Development Authority (Pratt Industries, Inc.), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	494,205
1,800,000	[3]	Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.450%), 6.250%, 6/1/2061	1,832,429
		TOTAL	12,539,396
		Guam—0.2%
1,000,000		Guam Waterworks Authority, Water and Wastewater System Revenue Bonds (Series 2025A), 5.500%, 7/1/2055	1,040,927

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Hawaii—0.2%
$ 750,000		Hawaii State Airports System, Airports System Revenue Bonds (Series 2025A), 5.500%, 7/1/2054	$ 797,753
		Idaho—1.1%
2,000,000		Idaho Health Facilities Authority (North Canyon Medical Center), Revenue and Refunding Bonds (Series 2023), 7.125%, 11/1/2057	2,113,546
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	2,615,568
490,000		Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	484,732
		TOTAL	5,213,846
		Illinois—6.4%
1,125,000		Chicago, IL (TrIPs Obligated Group), Chicago O’Hare International Airport Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,122,361
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 6.000%, 12/1/2049	2,052,787
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	1,022,638
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023A), 5.750%, 1/1/2048	1,064,329
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.500%, 1/1/2055	1,026,232
1,250,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2024A), 5.500%, 1/1/2059	1,292,985
1,000,000		Chicago, IL Transit Authority, Sales Tax Receipt Revenue Refunding Bonds (Series 2024A), 5.000%, 12/1/2049	1,029,713
2,000,000		Chicago, IL Water Revenue, Water Revenue Bonds (Series 2026A), 5.000%, 11/1/2064	2,016,955
3,250,000		Chicago, IL, UT GO Bonds (Series 2025A), 6.000%, 1/1/2050	3,417,649
313,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	313,244
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	1,938,471
2,625,000	[3]	Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	2,713,177
8,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,243,561
1,000,000		Illinois State, UT GO Bonds (Series 2022A), 5.500%, 3/1/2042	1,075,706
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.250%, 5/1/2045	1,051,456
		TOTAL	29,381,264
		Indiana—1.4%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	818,944
1,000,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2044	1,020,638
1,670,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	1,733,785
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,043,434
1,000,000	[3]	Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-2), (Original Issue Yield: 8.200%), 7.750%, 3/1/2067	1,094,774
750,000	[3]	Valparaiso, IN (Pratt Paper (IN), LLC), Exempt Facilities Revenue Bonds (Series 2024), 5.000%, 1/1/2054	733,770
		TOTAL	6,445,345
		Iowa—1.3%
2,930,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	3,317,286
2,930,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021A-2 Class 1), 4.000%, 6/1/2049	2,556,500
10,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), (United States Treasury PRF 12/1/2026@100), 5.000%, 12/1/2041	10,118
		TOTAL	5,883,904
		Kentucky—1.0%
375,000	[3]	Henderson, KY (Pratt Paper (KY), LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	354,720
650,000		Kenton County, KY Airport Board, Revenue Bonds (Series 2024A), 5.250%, 1/1/2054	664,540
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,607,356

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$ 1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2040	$ 1,069,281
1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2041	1,065,757
		TOTAL	4,761,654
		Louisiana—1.7%
1,000,000		Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC), I-10 Calcasieu River Bridge Senior Lien Revenue Bonds (Series 2024), 5.500%, 9/1/2054	1,022,300
1,000,000		Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC), I-10 Calcasieu River Bridge Senior Lien Revenue Bonds (Series 2024), 5.500%, 9/1/2059	1,018,266
600,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	616,902
2,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	2,062,604
1,700,000		New Orleans, LA Aviation Board, General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,784,976
1,000,000	[3]	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008), 6.100%, Mandatory Tender 6/1/2030	1,099,383
		TOTAL	7,604,431
		Maine—0.1%
500,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2024), 4.625%, Mandatory Tender 6/1/2035	516,828
		Maryland—1.3%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	963,186
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	500,142
1,680,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	1,691,152
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	836,024
1,000,000		Rockville, MD Mayor & City Council (Ingleside at King Farm), Economic Development Revenue Bonds (Series 2017B), 5.000%, 11/1/2042	1,001,161
1,000,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,000,464
		TOTAL	5,992,129
		Massachusetts—1.0%
1,540,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2024B), 5.000%, 5/1/2054	1,590,866
2,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), 4.000%, 7/1/2048	1,895,160
1,000,000		Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group), Revenue Bonds (Series 2025N-1), 5.250%, 7/1/2050	1,027,060
		TOTAL	4,513,086
		Michigan—1.5%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,023,830
250,000		Detroit, MI, UT GO Bonds (Series 2023A), 6.000%, 5/1/2043	278,428
2,000,000		Grand Rapids, MI EDR (Michigan Christian Home Obligated Group), Beacon Hill at Eastgate Project Revenue Bonds (Series 2025A), (Original Issue Yield: 6.170%), 6.125%, 11/1/2060	2,008,466
1,000,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds (Series 2026A), 6.250%, 8/15/2056	1,025,144
610,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds TEMPS-85 (Series 2026B-1), 4.500%, 8/15/2031	605,433
1,000,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2057	1,028,527
1,500,000	[1,4,5]	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	735,000
		TOTAL	6,704,828
		Minnesota—2.3%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	667,554

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$ 1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	$ 946,325
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,700,815
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	991,970
3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	2,708,830
2,000,000		St. Cloud, MN (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,680,609
1,000,000		St. Paul, MN Housing & Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Refunding Bonds (Series 2025A), 5.875%, 7/1/2055	992,808
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	297,884
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	635,747
		TOTAL	10,622,542
		Mississippi—0.7%
2,000,000		Gulfport, Mississippi (Memorial Hospital at Gulfport Project), Hospital Revenue Bonds (Series 2025), 5.500%, 7/1/2055	2,046,646
1,000,000	[3]	Mississippi Business Finance Corp. (Waste Pro USA, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.375%, Mandatory Tender 8/2/2027	1,004,896
		TOTAL	3,051,542
		Missouri—0.6%
2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,987,888
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	951,425
		TOTAL	2,939,313
		Nevada—1.1%
1,445,000	[3]	Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	809,200
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	845,065
1,000,000	[3]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	1,000,063
450,000		Las Vegas, NV (Las Vegas, NV SID No. 613), Sunstone Phases III and IV Local Improvement Bonds (Series 2024), (Original Issue Yield: 5.330%), 5.250%, 12/1/2047	454,778
500,000		Las Vegas, NV (Las Vegas, NV SID No. 613), Sunstone Phases III and IV Local Improvement Bonds (Series 2024), 5.500%, 12/1/2053	507,909
1,125,000		Las Vegas, NV SID No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	968,752
600,000		North Las Vegas, NV SID No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	572,972
		TOTAL	5,158,739
		New Hampshire—1.3%
700,000	[3]	National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	700,084
2,500,000	[2,3]	National Finance Authority, NH (Goodland Project, TX MUD), Special Revenue Capital Appreciation Bonds (Series 2026), (Original Issue Yield: 6.625%), 0.000%, 12/15/2039	1,045,838
600,000	[3]	National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	600,470
800,000	[3]	National Finance Authority, NH (Princeton Area Projects MUD), Special Revenue Bonds (Series 2025), 5.500%, 12/1/2030	800,385
1,000,000		National Finance Authority, NH (Winston-Salem Sustainable Energy Partners LLC), Revenue Bonds (Series 2025A), 5.500%, 6/1/2055	1,045,198
964,943		National Finance Authority, NH, Municipal Certificates (Series 2023-2 Class A), (Original Issue Yield: 4.650%), 3.875%, 1/20/2038	932,615
486,812		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	486,436
494,587		National Finance Authority, NH, Municipal Certificates (Series 2025-1 Class A-1), (Original Issue Yield: 4.510%), 4.168%, 1/20/2041	484,405
		TOTAL	6,095,431

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—2.2%
$ 185,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	$ 196,494
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,336,747
1,500,000	[3]	New Jersey EDA (Repauno Port & Rail Terminal), Dock and Wharf Facility Revenue Bonds (Series 2025), (Original Issue Yield: 6.516%), 6.375%, 1/1/2035	1,576,834
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,000,111
575,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	600,756
1,000,000		Newark, NJ, Mass Transit Access Tax Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 6.000%, 11/15/2062	1,097,392
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	500,715
3,770,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	3,658,696
		TOTAL	9,967,745
		New York—7.8%
800,000	[3]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	799,961
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2062	1,005,696
1,500,000	[3]	Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds (Series 2026), (Original Issue Yield: 7.030%), 7.000%, 12/15/2055	1,512,389
1,000,000		Build NYC Resource Corporation (TrIPs Obligated Group), Senior Airport Facilities Revenue Bonds (Series 2025), 5.500%, 7/1/2055	1,029,216
4,455,000	[2]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 0.000%, 1/1/2045	1,401,200
1,365,028	[1,5]	Nassau County, NY IDA (Amsterdam at Harborside), Amsterdam at Harborside - Escrow, 5.000%, 12/31/2099	137
4,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2024CC-1), 5.250%, 6/15/2054	4,198,066
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	480,576
3,000,000		New York City, NY, UT GO Bonds (Series 2025C-1), 4.000%, 9/1/2052	2,697,268
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	640,812
1,000,000		New York Transportation Development Corporation (Delta Air Lines 2020-1 Class), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,021,758
1,500,000		New York Transportation Development Corporation (Delta Air Lines 2020-1 Class), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,434,215
2,250,000		New York Transportation Development Corporation (Delta Air Lines 2020-1 Class), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	2,481,875
1,000,000		New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2046	919,371
2,000,000		New York Transportation Development Corporation (JFK Airport Terminal 6 Redevelopment Project), Special Facilities Revenue Bonds (Series 2024A), 5.500%, 12/31/2054	2,045,073
1,800,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	1,753,040
500,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 6.000%, 6/30/2054	521,010
1,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	1,012,341
2,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2025), 6.000%, 6/30/2059	2,107,343
1,000,000	[3]	Niagara Area, NY Development Corporation (Reworld Holding Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	904,027
2,100,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	2,146,941
2,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.500%, 12/1/2059	2,148,669
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,006,945

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 2,850,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Subordinate Refunding Bonds (Series 2017B), 5.000%, 6/1/2048	$ 2,724,394
		TOTAL	35,992,323
		North Carolina—0.4%
1,665,000		North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2054	1,674,655
		Ohio—3.0%
7,600,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	6,066,755
1,500,000		Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	1,571,431
500,000		Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	500,904
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	1,999,948
1,000,000	[3]	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	945,167
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	992,429
1,695,000		West Central Ohio Port Authority (Global Impact STEM Academy), Revenue Bonds (Series 2025A), 5.500%, 12/1/2062	1,696,145
		TOTAL	13,772,779
		Oklahoma—1.0%
2,315,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,319,136
500,000		Trustees of the Tulsa Municipal Airport Trust (American Airlines, Inc.), Revenue Bonds (Series 2025), 6.250%, 12/1/2035	563,510
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,756,872
		TOTAL	4,639,518
		Oregon—0.5%
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.250%, 5/1/2050	1,070,696
1,000,000		Port of Portland, OR International Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,035,731
		TOTAL	2,106,427
		Pennsylvania—2.9%
800,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	832,071
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	1,944,022
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,157,779
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	747,099
2,000,000	[3]	Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,001,244
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,250,404
2,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	2,115,712
1,750,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2026A), 4.500%, 12/15/2051	1,661,397
1,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.000%, 11/1/2051	1,020,407
590,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	590,800
		TOTAL	13,320,935
		Puerto Rico—6.0%
5,330,378	[2]	Commonwealth of Puerto Rico, Clawback CVI Bonds (PRIFA), 0.000%, 11/1/2051	3,358,138
2,314,286	[2]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	1,596,857
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	987,302
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	951,609
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	885,441
2,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	2,164,907

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$ 4,000,000	[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	$ 3,835,700
4,000,000	[1,4]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2010 XX), 5.250%, 7/1/2040	2,940,000
995,000	[1,4]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2012A), 5.050%, 7/1/2042	731,325
310,000	[1,4]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2013A), 7.000%, 7/1/2033	229,400
195,000	[1,4]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.070%), 7.000%, 7/1/2040	144,300
2,500,000	[1,4]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.120%), 7.000%, 7/1/2043	1,850,000
5,000,000	[2]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 0.000%, 7/1/2046	1,815,980
6,764,000	[2]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), 0.000%, 7/1/2051	1,807,597
2,500,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	2,465,573
2,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	1,923,121
		TOTAL	27,687,250
		South Carolina—0.8%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	963,150
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	1,079,194
400,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	400,134
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue and Revenue Refunding Bonds (Series 2018A), 5.000%, 4/1/2038	1,003,216
		TOTAL	3,445,694
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	961,917
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	916,245
		TOTAL	1,878,162
		Texas—7.8%
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	946,096
1,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2023B), 5.000%, 11/1/2047	1,042,331
1,000,000		Harris County, TX Hospital District, LT GO Bonds (Series 2025), 5.250%, 2/15/2055	1,049,628
2,920,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	3,023,606
750,000	[2]	Houston, TX (Houston, TX Convention & Entertainment Facilities Department), First Lien Hotel Occupancy Tax Special Revenue and Refunding Bonds (Series 2026C), (Assured Guaranty, Inc. INS), 0.000%, 9/1/2049	234,449
1,500,000		Houston, TX (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2024B), 5.500%, 7/15/2039	1,594,627
500,000		Houston, TX (United Airlines, Inc.), Terminal Improvement Bonds (Series 2025B), 5.500%, 7/15/2038	530,622
3,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.500%, 7/1/2050	3,191,834
1,370,000		Houston, TX Combined Utility System, First Lien Revenue and Refunding Bonds (Series 2020C), 4.000%, 11/15/2049	1,225,187
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	2,001,981
1,622,944	[1,4]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	795,432
2,000,000	[3]	New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	1,639,001
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	913,923
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2024A), 5.000%, 1/1/2041	1,635,715

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), Hospital Revenue Bonds (Series 2022D), 5.500%, 11/15/2047	$ 1,063,741
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	2,668,486
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,427,202
1,665,000		Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Revenue Bonds (Series 2026), (Citigroup, Inc. GTD), 5.000%, 4/1/2036	1,755,480
3,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Bonds (Series 2019), 5.000%, 6/30/2058	2,981,859
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.500%, 6/30/2040	1,053,965
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	2,067,723
1,195,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,195,274
2,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2024A), 4.375%, 10/15/2059	1,903,931
		TOTAL	35,942,093
		Utah—1.4%
2,000,000	[3]	Panorama Public Infrastructure District No. 1, LT GO Bonds (Series 2025A), 6.250%, 3/1/2055	2,024,837
1,000,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,009,582
1,500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.500%, 7/1/2055	1,581,536
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	1,965,106
		TOTAL	6,581,061
		Vermont—0.2%
1,000,000	[3]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	1,014,259
		Virgin Islands—0.4%
2,000,000	[3]	Virgin Islands Hotel Development Financing Corporation (Frenchman’s Reef Hotel Acquisition Project), Senior Lien Hotel Revenue Bonds (Series 2025A-1), (Original Issue Yield: 6.250%), 6.000%, 12/1/2055	2,014,094
		Virginia—0.6%
750,000		Henrico County, VA EDA (Bon Secours Mercy Health), Health Facilities Revenue Bonds (Series 2025A), 5.000%, 11/1/2048	774,322
1,365,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,489,046
370,000	[3]	Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2048	360,169
		TOTAL	2,623,537
		Washington—2.5%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines 2020-1 Class), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,001,106
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.500%, 10/1/2050	2,129,102
3,000,000		Public Hospital District No. 4 King County, Washington (Snoqualmie Valley Health), Hospital Revenue and Refunding Bonds (Series 2025A), 7.000%, 12/1/2060	3,039,681
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.500%, 9/1/2055	2,633,449
1,000,000	[3]	Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Revenue Bonds, 6.250%, 1/1/2061	1,021,285
1,620,465		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	1,514,806
		TOTAL	11,339,429
		West Virginia—0.7%
1,000,000		West Virginia EDA (Commercial Metals Corp.), Solid Waste Disposal Facilities Revenue Bonds (Series 2025), 4.625%, Mandatory Tender 5/15/2032	1,025,267
1,000,000	[3]	West Virginia EDA (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	1,085,962

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$ 1,000,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	$ 1,065,033
		TOTAL	3,176,262
		Wisconsin—4.4%
700,000	[3]	Public Finance Authority, WI (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	737,663
1,375,000	[3]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,270,982
2,000,000	[3]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2,091,920
1,500,000	[3]	Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	1,358,724
1,000,000	[3]	Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	968,205
3,000,000	[3]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	2,804,449
2,000,000		Public Finance Authority, WI (SR 400 Peach Partners, LLC), Senior Lien Toll Revenue Bonds (Series 2025), 6.500%, 12/31/2065	2,219,293
2,000,000	[2,3]	Public Finance Authority, WI Revenue (Alpha Ranch Project MUD), Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.125%), 0.000%, 12/15/2038	935,607
815,000	[2,3]	Public Finance Authority, WI Revenue (Anthem/Freedom, TX Municipal Utility District), Revenue Anticipation Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 5.750%), 0.000%, 12/15/2037	408,423
1,715,000	[2,3]	Public Finance Authority, WI Revenue (Briarwood and Park Place Projects), Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 6.750%), 0.000%, 12/15/2036	864,258
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,223,347
2,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Senior Lien Revenue Bonds (Series 2024), 5.750%, 7/1/2054	2,067,583
1,000,000	[3]	Public Finance Authority, WI Revenue (Sky Harbour Capital III LLC), Revenue Bonds (Series 2026), 6.000%, Mandatory Tender 1/1/2031	1,016,342
2,000,000		Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/15/2055	2,053,526
		TOTAL	20,020,322
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $443,305,212)	443,076,200
	[6]	SHORT-TERM MUNICIPALS—3.2%
		Alabama—0.7%
200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.930%, 6/1/2026	200,000
250,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 2.880%, 6/1/2026	250,000
800,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 2.850%, 6/1/2026	800,000
1,600,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.850%, 6/1/2026	1,600,000
300,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.850%, 6/1/2026	300,000
		TOTAL	3,150,000
		New York—0.5%
975,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.850%, 6/1/2026	975,000
1,100,000		New York City, NY Municipal Water Finance Authority, Fiscal 2023 (Subseries BB-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.850%, 6/1/2026	1,100,000
		TOTAL	2,075,000
		North Carolina—0.9%
1,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.850%, 6/1/2026	1,000,000
3,100,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2018H) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.850%, 6/1/2026	3,100,000
		TOTAL	4,100,000
		Ohio—0.4%
1,900,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	1,900,000

Principal Amount or Shares			Value
	[6]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—0.7%
$ 3,150,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.850%, 6/1/2026	$ 3,150,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $14,375,000)	14,375,000
		WARRANTS—0.0%
		Industrials—0.0%
24,028	[1,5]	Brightline Holdings LLC (IDENTIFIED COST $24,028)	48,056
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $457,704,240)	457,499,256
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	1,604,868
		NET ASSETS—100%	$459,104,124
Securities that are subject to the federal alternative minimum tax (AMT) represent 21.7% of the Fund’s portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Zero coupon bond.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2026, these restricted securities amounted to $85,494,622, which represented 18.6% of net assets.

Additional information on restricted securities held at May 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$800,000	$832,071
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$652,301	$601,187
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$502,874	$462,451
Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2022), 5.450%, 9/1/2052	8/17/2022	$1,250,000	$1,267,301
Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-2), 5.500%, 4/1/2039	8/22/2024	$2,000,000	$2,055,145
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$800,000	$799,961
Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds (Series 2026), (Original Issue Yield: 7.030%), 7.000%, 12/15/2055	2/6/2026	$1,494,210	$1,512,389
California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	11/26/2025	$1,447,448	$809,200
California Municipal Finance Authority (Clay Lacy Santa Ana, LLC), Clay Lacy Aviation Facilities - John Wayne Airport, Orange County Project (Series 2026), 6.000%, 1/1/2055	4/24/2026	$475,435	$524,340
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,001,631	$1,001,073
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$502,465	$474,113
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	10/5/2017	$586,118	$592,045
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$525,485	$470,649
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,250,000	$2,250,087
Capital Projects Finance Authority, FL (Trilogy Community Development Foundation, Inc.), Millenia Moments Orlando Project Revenue Bonds (Series 2025A), (Original Issue Yield: 7.400%), 7.125%, 1/1/2065	4/21/2025	$1,447,412	$1,562,171

Security	Acquisition Date	Cost	Value
Capital Trust Authority (Convivial St. Petersburg), Revenue Bond Anticipation Notes (Series 2024A), 12.000%, 10/3/2029	9/27/2024	$1,000,000	$1,228,664
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,000,509
Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	11/26/2025	$1,447,448	$809,200
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$905,000	$845,065
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	11/8/2022	$936,840	$1,000,063
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	10/1/2024	$665,000	$670,102
Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.970%), 6.875%, 11/15/2064	8/15/2025	$1,712,836	$1,835,011
Florida Local Government Finance Commission (The Sanctuary at Village on the Isle), Revenue Bond Anticipation Notes (Series 2025A), 11.000%, 12/22/2030	12/11/2025	$1,000,000	$1,048,572
Henderson, KY (Pratt Paper (KY), LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	3/25/2022	$375,000	$354,720
Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	6/25/2025	$2,625,000	$2,713,177
Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-2), (Original Issue Yield: 8.200%), 7.750%, 3/1/2067	11/17/2023	$946,997	$1,094,774
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,978,270	$1,987,888
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2024), 4.625%, Mandatory Tender 6/1/2035	12/18/2024	$500,000	$516,828
Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	2/11/2022	$1,030,529	$871,416
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,863,282	$3,023,168
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,941,814	$2,708,830
Mississippi Business Finance Corp. (Waste Pro USA, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.375%, Mandatory Tender 8/2/2027	11/7/2025	$1,000,000	$1,004,896
National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	9/13/2024	$700,000	$700,084
National Finance Authority, NH (Goodland Project, TX MUD), Special Revenue Capital Appreciation Bonds (Series 2026), (Original Issue Yield: 6.625%), 0.000%, 12/15/2039	4/22/2026	$1,049,057	$1,045,838
National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	10/9/2024	$600,000	$600,470
National Finance Authority, NH (Princeton Area Projects MUD), Special Revenue Bonds (Series 2025), 5.500%, 12/1/2030	4/11/2025	$800,000	$800,385
New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	3/24/2023	$1,480,320	$1,639,001
New Jersey EDA (Repauno Port & Rail Terminal), Dock and Wharf Facility Revenue Bonds (Series 2025), (Original Issue Yield: 6.516%), 6.375%, 1/1/2035	5/16/2025	$1,486,182	$1,576,834
Niagara Area, NY Development Corporation (Reworld Holding Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	8/30/2018	$1,000,000	$904,027
Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	11/16/2017	$1,000,000	$945,167
Panorama Public Infrastructure District No. 1, LT GO Bonds (Series 2025A), 6.250%, 3/1/2055	11/14/2025	$2,000,000	$2,024,837
Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	11/21/2014	$2,000,000	$2,001,244
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	10/6/2022	$1,000,000	$1,069,052
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	10/6/2022	$1,000,000	$1,062,828
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$1,750,000	$332,500

Security	Acquisition Date	Cost	Value
Public Finance Authority, WI (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	12/14/2023	$700,000	$737,663
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,391,511	$1,270,982
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2/2/2023	$2,000,000	$2,091,920
Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	9/25/2024	$1,514,055	$1,358,724
Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	5/19/2016	$1,000,000	$968,205
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	11/15/2022	$2,416,980	$2,804,449
Public Finance Authority, WI Revenue (Alpha Ranch Project MUD), Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.125%), 0.000%, 12/15/2038	11/22/2024	$949,005	$935,607
Public Finance Authority, WI Revenue (Anthem/Freedom, TX Municipal Utility District), Revenue Anticipation Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 5.750%), 0.000%, 12/15/2037	2/28/2025	$427,596	$408,423
Public Finance Authority, WI Revenue (Briarwood and Park Place Projects), Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 6.750%), 0.000%, 12/15/2036	5/9/2025	$861,688	$864,258
Public Finance Authority, WI Revenue (Sky Harbour Capital III LLC), Revenue Bonds (Series 2026), 6.000%, Mandatory Tender 1/1/2031	1/30/2026	$1,000,000	$1,016,342
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3/21/2024	$3,820,200	$3,835,700
Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.450%), 6.250%, 6/1/2061	9/11/2025	$1,750,009	$1,832,429
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	7/21/2023	$1,000,000	$1,079,194
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$387,833	$400,134
St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008), 6.100%, Mandatory Tender 6/1/2030	5/20/2020	$1,000,000	$1,099,383
Steel Point Infrastructure Improvement District, Steelpointe Harbor Special Obligation Revenue Bonds (Series 2024), (Original Issue Yield: 6.090%), 6.000%, 4/1/2052	5/17/2024	$988,261	$1,029,393
Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	3/6/2025	$261,637	$316,952
The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	6/6/2025	$1,335,000	$1,366,688
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,867,913	$1,965,106
Valparaiso, IN (Pratt Paper (IN), LLC), Exempt Facilities Revenue Bonds (Series 2024), 5.000%, 1/1/2054	4/26/2024	$750,000	$733,770
Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.625%, 1/1/2060	11/20/2024	$1,270,276	$1,254,198
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,014,259
Virgin Islands Hotel Development Financing Corporation (Frenchman’s Reef Hotel Acquisition Project), Senior Lien Hotel Revenue Bonds (Series 2025A-1), (Original Issue Yield: 6.250%), 6.000%, 12/1/2055	12/18/2025	$1,932,857	$2,014,094
Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2048	5/24/2018	$370,000	$360,169
Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Revenue Bonds, 6.250%, 1/1/2061	11/13/2025	$971,031	$1,021,285
West Virginia EDA (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	3/20/2025	$1,000,000	$1,085,962

4	Security in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

6
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$442,008,563	$1,067,637	$443,076,200
Short-Term Municipals	—	14,375,000	—	14,375,000
Equity Security:
Warrants	—	—	48,056	48,056
TOTAL SECURITIES	$—	$456,383,563	$1,115,693	$457,499,256

The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
CVI	—Contingent-Value Instrument
EDA	—Economic Development Authority
EDR	—Economic Development Revenue
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
SID	—Special Improvement District
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes